AXP(R) Insured
                                                                      Tax-Exempt
                                                                            Fund
                                                              2001 ANNUAL REPORT
                                                           (PROSPECTUS ENCLOSED)

American
  Express(R)
 Funds

(icon of) lock

AXP Insured Tax-Exempt Fund seeks to provide shareholders with a high level of income generally exempt from federal income tax and preservation of shareholders' capital.

(This annual report includes a prospectus that describes in detail the Fund's objective, investment strategy, risks, sales charges, fees and other matters of interest. Please read the prospectus carefully before you invest or send money.)

No-default Insurance

Any investment involves risks. For a municipal bond investor, there's the risk that the bond issuer could default on its payments. But there are bonds that are insured against default, and these are the ones that AXP Insured Tax-Exempt Fund invests in. While this doesn't mean that shareholders are insulated from fluctuations in bond market values, it does help ensure that the Fund receives principal and interest payments when they are due. Along the way, shareholders enjoy regular income that is generally free from federal income tax.


Table of Contents

2001 ANNUAL REPORT

The purpose of this annual report is to tell investors how the Fund performed.

From the Chairman                                   3

From the Portfolio Manager                          3

Fund Facts                                          5

The 10 Largest Holdings                             6

Making the Most of the Fund                         7

The Fund's Long-term Performance                    8

Board Members and Officers                         10

Independent Auditors' Report                       12

Financial Statements                               13

Notes to Financial Statements                      16

Investments in Securities                          23

Federal Income Tax Information                     33

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2 AXP INSURED TAX-EXEMPT FUND -- ANNUAL REPORT

(picture of) Arne H. Carlson
Arne H. Carlson
Chairman of the board

From the Chairman

First, I want to thank you for being a shareholder in American Express funds. While we strongly believe in the virtues of investment, we also are very sensitive to the fluctuations of the financial markets. That is why we want to re-emphasize the importance of making certain that you frequently review your investments and regularly meet with your financial advisor. By doing so, you can take advantage of shifts in the markets to position your portfolio relative to expected market volatility and, possibly, achieve better overall performance.

Second, I strongly advise that you keep a focus on the long-term. Reviewing past performance is helpful, but it should not be viewed as a leading indicator of the future. One constant is the necessity to have a financial plan based on appropriate asset allocation. Make sure that the plan provides what you need and expect.

Our job, as a Board, is to monitor and confirm that the Fund complies with its investment objective and that its management style stays on target. We want the Fund to be able to deliver to you, the shareholder, the type of performance you expect and the best results that can be obtained. Toward that end, American Express has made significant changes, and will continue to make changes as it strives to provide a consistent standard of excellence.

On behalf of the Board,

Arne H. Carlson

(picture of) Paul B. Hylle
Paul B. Hylle
Portfolio manager

From the Portfolio Manager


A highly positive environment for municipal bonds led to rising prices during the past 12 months. The trend drove up AXP Insured Tax-Exempt Fund's net asset value, boosting the total return for Class A shares to 8.98% (excluding the sales charge) for the fiscal year -- July 2000 through June 2001.


Municipal bonds had a number of things going for them over the period. Most important, interest rates came down, as investors became convinced that economic growth was slowing down. That, they reasoned, would take upward pressure off inflation and persuade the Federal Reserve to reduce short-term interest rates, which it began doing in early January. (Falling interest rates boost bond prices.)

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3 AXP INSURED TAX-EXEMPT FUND -- ANNUAL REPORT

`MUNIS' GET A BOOST

Among other favorable factors, with the stock market on shaky ground, investors shifted more money into higher-quality, less-risky investments, including municipal bonds and mutual funds that invest in them. "Muni" funds, in fact, experienced their first period of positive cash flows in several years. Another positive was that the supply/demand situation for munis turned quite favorable, as the supply of new bonds declined while demand from individuals and institutions remained robust, lending support to the muni market. As a result of all those factors, municipal bond prices rose for much of the period, enhancing the value of the Fund's holdings and, therefore, the net asset value.

Looking at the Fund's income component, because of the downturn in interest rates, newly issued bonds offered correspondingly lower interest. That, in turn, led to a slight decline in the Fund's monthly dividend. To mitigate the trend, I continued a long-standing strategy of not selling older, higher-yielding issues. That allowed the Fund's dividend to hold up relatively well.

As for what the new fiscal year might hold, I think the series of cuts in short-term interest rates by the Federal Reserve, along with income-tax rebates, will lead to a stronger economy before the end of 2001. As the muni bond market begins to anticipate that likelihood, yields are likely to rise somewhat, putting downward pressure on prices. In light of that outlook, I have shortened the Fund's duration in an effort to preserve investors' capital. (Duration, a function of the average maturity of the bond holdings, affects the sensitivity of a mutual fund's net asset value to changes in interest rates. In general, the longer the duration, the greater the sensitivity.) Concurrently, I plan to focus on enhancing the Fund's level of income and, consequently, its dividend payout to shareholders.

Paul B. Hylle

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4 AXP INSURED TAX-EXEMPT FUND -- ANNUAL REPORT

Fund Facts

Class A -- 12-month performance
(All figures per share)

Net asset value (NAV)
June 30, 2001                                                     $5.48
June 30, 2000                                                     $5.28
Increase                                                          $0.20

Distributions -- July 1, 2000 - June 30, 2001
From income                                                       $0.27
From long-term capital gains                                      $  --
Total distributions                                               $0.27
Total return*                                                    +8.98%

Class B -- 12-month performance
(All figures per share)

Net asset value (NAV)
June 30, 2001                                                     $5.48
June 30, 2000                                                     $5.28
Increase                                                          $0.20

Distributions -- July 1, 2000 - June 30, 2001
From income                                                       $0.23
From long-term capital gains                                      $  --
Total distributions                                               $0.23
Total return*                                                    +8.17%

Class C -- 12-month performance
(All figures per share)

Net asset value (NAV)
June 30, 2001                                                     $5.49
June 30, 2000                                                     $5.28
Increase                                                          $0.21

Distributions -- July 1, 2000 - June 30, 2001
From income                                                       $0.23
From long-term capital gains                                      $  --
Total distributions                                               $0.23
Total return*                                                    +8.40%

Class Y -- 12-month performance
(All figures per share)

Net asset value (NAV)
June 30, 2001                                                     $5.47
June 30, 2000                                                     $5.27
Increase                                                          $0.20

Distributions -- July 1, 2000 - June 30, 2001
From income                                                       $0.28
From long-term capital gains                                      $  --
Total distributions                                               $0.28
Total return*                                                    +9.22%

* The total return is a hypothetical investment in the Fund with all distributions reinvested. Returns do not include sales load. The prospectus discusses the effect of sales charges, if any, on the various classes.

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5 AXP INSURED TAX-EXEMPT FUND -- ANNUAL REPORT

The 10 Largest Holdings

                                              Percent               Value
                                         (of net assets)   (as of June 30, 2001)

Brazos River Texas Authority Collateralized
Pollution Control Refunding Revenue
Bonds Texas Utility Electric Series 1992C A.M.T.
6.70% 2022                                     3.55%            $15,765,833

New York State Energy Research & Development
Authority Solid Waste Disposal
Revenue Bonds State Electric & Gas Company Series 1993A A.M.T.
5.70% 2028                                     2.57              11,421,756

Pittsburgh Pennsylvania Water & Sewer Authority
System Pre-refunded Revenue Bonds Series 1991A
6.50% 2014                                     2.31              10,264,100

Metropolitan Washington D.C. Airports Authority
Airport System Revenue Bonds Series 1992A A.M.T.
6.63% 2019                                     2.23               9,923,498

San Diego County California Certificates of
Participation Regional Authority Bonds Mt. Tower
Series 1991
6.36% 2019                                     2.07               9,176,309

Harris County Texas Toll Road Senior Lien
Pre-refunded Revenue Bonds Series 1992A
6.50% 2017                                     1.95               8,663,876

Houston Texas Water & Sewer System Junior Lien
Refunding Revenue Bonds Series 1997A
5.25% 2022                                     1.61               7,163,856

Fontana California Unified School District
San Bernardino County General Obligation
Convertible Capital Appreciation Bonds
Series 1995C
6.15% 2020                                     1.46               6,482,760

Washington D.C. Convention Center Authority
Dedicated Tax Revenue Bonds
Senior Lien Series 1998
4.75% 2028                                     1.39               6,175,638

North Slope Borough Alaska
General Obligation Bonds
Zero Coupon Series 1996B
5.72% 2007                                     1.39               6,164,240

Note:Investment income from certain securities may be subject to the Alternative Minimum Tax (A.M.T.).

For further detail about these holdings, please refer to the section entitled "Investments in Securities."

(icon of) pie chart

The 10 holdings listed here make up 20.53% of net assets

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6 AXP INSURED TAX-EXEMPT FUND -- ANNUAL REPORT

Making the Most of the Fund

BUILD YOUR ASSETS SYSTEMATICALLY
One of the best ways to invest in the Fund is by dollar-cost averaging -- a time-tested strategy that can make market fluctuations work for you. To dollar-cost average, simply invest a fixed amount of money regularly. You'll automatically buy more shares when the Fund's share price is low, fewer shares when it is high. The chart below shows how dollar-cost averaging works. In these three hypothetical scenarios, you will see six months of share price fluctuations.

This strategy does not ensure a profit or avoid a loss if the market declines. But, if you can continue to invest regularly through changing market conditions even when the price of your shares falls or the market declines, it can be an effective way to accumulate shares to meet your long-term goals.


                        How dollar-cost averaging works

       Jan  Feb  Mar  Apr  May  Jun
$15                   $16  $18  $20
$10    $10  $12  $14
$ 5

Accumulated shares*       Average market           Your average
                          price per share          cost per share

      42.25                    $15                    $14.20
-------------------------------------------------------------------------------

       Jan  Feb  Mar  Apr  May  Jun
$15
$10    $10                      $10
$ 5         $8   $5   $5   $8

Accumulated shares*       Average market           Your average
                          price per share          cost per share

      85.0                     $7.66                  $7.05
-------------------------------------------------------------------------------

       Jan  Feb  Mar  Apr  May  Jun
$15
$10    $10
$ 5         $8   $6   $4   $4   $7

Accumulated shares*       Average market           Your average
                          price per share          cost per share

     103.5                    $6.50                    $5.80
-------------------------------------------------------------------------------
                 $100 invested per month. Total invested: $600.

* Shares purchased is determined by dividing the amount invested per month by the current share price.

THREE WAYS TO BENEFIT FROM A MUTUAL FUND:

o  your shares increase in value when the Fund's investments do well
o you receive capital gains when the gains on investments sold by the Fund exceed losses
o you receive income when the Fund's stock dividends, interest and short-term gains exceed its expenses.

All three make up your total return. You potentially can increase your investment if, like most investors, you reinvest your dividends and capital gain distributions to buy additional shares of the Fund or another fund.

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7 AXP INSURED TAX-EXEMPT FUND -- ANNUAL REPORT

The Fund's Long-term Performance
(bar chart)

           How your $10,000 has grown in AXP Insured Tax-Exempt Fund
$30,000


                                   Lehman Brothers Municipal Bond Index
$20,000             Lipper Insured Municipal Debt Index
                                                                        $17,744
                                                    AXP Insured Tax-Exempt Fund
                                                                        Class A

   $9,525

'91     '92     '93     '94    '95    '96    '97     '98     '99     '00     '01

Average Annual Total Returns (as of June 30, 2001)

                1 year         5 years        10 years     Since inception
Class A         +3.81%         +4.46%          +5.90%           N/A
Class B         +4.17%         +4.52%             N/A         +4.67%*
Class C         +7.40%            N/A             N/A         +8.57%**
Class Y         +9.22%         +5.65%             N/A         +5.60%*

  * Inception date was March 20, 1995.

 ** Inception date was June 26, 2000.

Assumes: Holding period from 7/1/91 to 6/30/01. Returns do not reflect taxes payable on distributions. Reinvestment of all income and capital gain distributions for the Fund has a value of $7,746. Also see "Past Performance" in the Fund's current prospectus.


On the graph above you can see how the Fund's total return compared to two widely cited performance indexes, the Lehman Brothers Municipal Bond Index and the Lipper Insured Municipal Debt Index. In comparing AXP Insured Tax-Exempt Fund (Class A) to these indexes, you should take into account the fact that the Fund's performance reflects the maximum sales charge of 4.75%, while such charges are not reflected in the performance of the indexes.

Your investment and return values fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. Average annual total return figures reflect the impact of the maximum applicable sales charge. This was a period of widely fluctuating security prices. Past performance is no guarantee of future results.


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8 AXP INSURED TAX-EXEMPT FUND -- ANNUAL REPORT

Lehman Brothers Municipal Bond Index, an unmanaged index, is made up of a representative list of general obligation, revenue, insured and pre-refunded bonds. The index is frequently used as a general measure of tax-exempt bond market performance. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees. However, the securities used to create the index may not be representative of the bonds held in the Fund.


Lipper Insured Municipal Debt Index, an unmanaged index published by Lipper Inc., includes the 10 largest funds that are generally similar to the Fund, although some funds in the index may have somewhat different investment policies or objectives.


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9 AXP INSURED TAX-EXEMPT FUND -- ANNUAL REPORT

Board Members and Officers

Shareholders elect a board that oversees the Fund's operations. The board appoints officers who are responsible for day-to-day business decisions based on policies set by the board.

The following is a list of the Fund's board members. Each member oversees 15 Master Trust portfolios and 68 American Express mutual funds. Board members serve until the next regular shareholders' meeting or until he or she reaches the mandatory retirement age established by the board.

Independent Board Members

Independent Board Members
------------------------------- ----------------------- --------------------- -------------------
Name,                           Position held           Principal             Other
address,                        with Registrant         occupations           directorships
age                             and length of           during past
                                service                 5 years
------------------------------- ----------------------- --------------------- -------------------
------------------------------- ----------------------- --------------------- -------------------
H. Brewster Atwater, Jr.        Board member since      Retired chair         Merck & Co., Inc.
4900 IDS Tower                  1996                    and chief executive   (pharmaceuticals)
Minneapolis, MN 55402                                   officer, General
Born in 1931                                            Mills, Inc.
                                                        (consumer foods)
------------------------------- ----------------------- --------------------- -------------------
------------------------------- ----------------------- --------------------- -------------------
Arne H. Carlson                 Chair of the Board      Chair, Board
901 S. Marquette Ave.           since 1999              Services
Minneapolis, MN 55402                                   Corporation
Born in 1934                                            (provides
                                                        administrative
                                                        services to boards)
                                                        Former Governor of
                                                        Minnesota
------------------------------- ----------------------- --------------------- -------------------
------------------------------- ----------------------- --------------------- -------------------
Lynne V. Cheney                 Board member since      Distinguished         The Reader's Digest
American Enterprise             1994                    Fellow, AEI           Association Inc.
Institute for Public
Policy Research (AEI)
1150 17th St., N.W.
Washington, D.C. 20036
Born in 1941
------------------------------- ----------------------- --------------------- -------------------
------------------------------- ----------------------- --------------------- -------------------
Livio D. DeSimone               Board member since      Retired chair of      Cargill,
30 Seventh Street               2001                    the board and chief   Incorporated
St. Paul, MN 55101-4901                                 executive officer,    (commodity
Born in 1936                                            Minnesota Mining      merchants and
                                                        and Manufacturing     processors), Target
                                                        (3M)                  Corporation
                                                                              (department
                                                                              stores), General
                                                                              Mills, Inc.
                                                                              (consumer foods)
                                                                              and Vulcan
                                                                              Materials Company
                                                                              (construction
                                                                              materials/
                                                                              chemicals)
------------------------------- ----------------------- --------------------- -------------------
------------------------------- ----------------------- --------------------- -------------------
Ira D. Hall Texaco, Inc.        Board member since      Treasurer, Texaco
2000 Westchester Avenue         2001                    Inc. since 1998.
White Plains, NY 10650                                  Prior to that,
Born in 1944.                                           director,
                                                        International
                                                        Operations IBM Corp.
------------------------------- ----------------------- --------------------- -------------------
------------------------------- ----------------------- --------------------- -------------------
Heinz F. Hutter                 Board member since      Retired president
P.O. Box 2187                   1994                    and chief operating
Minneapolis, MN 55402                                   officer, Cargill,
Born in 1929                                            Incorporated
                                                        (commodity
                                                        merchants and
                                                        processors)
------------------------------- ----------------------- --------------------- -------------------
------------------------------- ----------------------- --------------------- -------------------
Anne P. Jones                   Board member since      Attorney and          Motorola, Inc.
5716 Bent Branch Rd.            1985                    telecommunications    (electronics)
Bethesda, MD 20816                                      consultant
Born in 1935
------------------------------- ----------------------- --------------------- -------------------
------------------------------- ----------------------- --------------------- -------------------
William R. Pearce               Board member since      RII Weyerhaeuser
2050 One Financial Plaza        1980                    World Timberfund,
Minneapolis, MN 55402                                   L.P. (develops
Born in 1927                                            timber resources) --
                                                        management
                                                        committee; Former
                                                        chair, American
                                                        Express Funds

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10 AXP INSURED TAX-EXEMPT FUND -- ANNUAL REPORT


Independent Board Members

----------------------- -------------------- -------------------- ---------------------
Name, address, age      Position held with   Principal            Other directorships
                        Registrant and       occupations during
                        length of service    past five years
----------------------- -------------------- -------------------- ---------------------
----------------------- -------------------- -------------------- ---------------------
Alan K. Simpson 1201    Board member since   Former three-term    Biogen, Inc.
Sunshine Ave. Cody,     1997                 United States        (bio-pharmaceuticals)
WY 82414                                     Senator for Wyoming
Born in 1931
----------------------- -------------------- -------------------- ---------------------
----------------------- -------------------- -------------------- ---------------------
C. Angus Wurtele        Board member since   Retired chair of     The Valspar
Suite 1700, Foshay      1994                 the board and        Corporation
Tower Minneapolis, MN                        chief executive      (paints), Bemis
55402                                        officer, The         Corporation
Born in 1934                                 Valspar Corporation  (packaging)
----------------------- -------------------- -------------------- ---------------------

Board Members Affiliated with American Express Financial Corporation (AEFC)

----------------------- -------------------- -------------------- ---------------------
Name, address, age      Position held with   Principal            Other directorships
                        Registrant and       occupations during
                        length of service    past five years
----------------------- -------------------- -------------------- ---------------------
----------------------- -------------------- -------------------- ---------------------

David R. Hubers 50643   Board member since   Retired chief        Chronimed Inc.
AXP Financial Center    1993                 executive officer,   (specialty
Minneapolis, MN 55474                        director and chair   pharmaceutical
Born in 1943                                 of the board of      distribution) RTW
                                             AEFC                 Inc. (manages
                                                                  workers
                                                                  compensation
                                                                  programs) Lawson
                                                                  Software, Inc.
                                                                  (technology based
                                                                  business
                                                                  applications)

----------------------- -------------------- -------------------- ---------------------
----------------------- -------------------- -------------------- ---------------------
John R. Thomas          Board member since   Senior
50652 AXP Financial     1987, president      vice-president --
Center                  president            information and
Minneapolis, MN 55474   since 1997           technology of AEFC
Born in 1937
----------------------- -------------------- -------------------- ---------------------

The board has appointed officers who are responsible for day-to-day business decisions based on policies it has established. The officers serve at the pleasure of the board. In addition to Mr. Thomas, who is president, the Fund's other officers are: Other Officers

----------------------- -------------------- -------------------- ---------------------
Name, address, age      Position held with   Principal            Other directorships
                        Registrant and       occupations during
                        length of service    past five years
----------------------- -------------------- -------------------- ---------------------
----------------------- -------------------- -------------------- ---------------------
John M. Knight 50005    Treasurer since      Vice president -
AXP Financial Center    1999                 investment
Minneapolis, MN 55474                        accounting of AEFC
Born in 1952
----------------------- -------------------- -------------------- ---------------------
----------------------- -------------------- -------------------- ---------------------
Leslie L. Ogg 901 S.    Vice president,      President of Board
Marquette Ave.          general counsel      Services
Minneapolis, MN 55402   and secretary        Corporation
Born in 1938            since 1978
----------------------- -------------------- -------------------- ---------------------
----------------------- -------------------- -------------------- ---------------------
Frederick C.            Vice president       Senior vice
Quirsfeld 53609 AXP     since 1998           president - fixed
Financial Center                             income of AEFC
Minneapolis, MN 55474
Born in 1947
----------------------- -------------------- -------------------- ---------------------

The SAI has additional information about the Fund's directors and is available, without charge, upon request by calling (800) 862-7919.

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11 AXP INSURED TAX-EXEMPT FUND -- ANNUAL REPORT

Independent Auditors' Report

THE BOARD AND SHAREHOLDERS

AXP SPECIAL TAX-EXEMPT SERIES TRUST

We have audited the accompanying statement of assets and liabilities, including the schedule of investments in securities, of AXP Insured Tax-Exempt Fund (a fund within AXP Special Tax-Exempt Series Trust) as of June 30, 2001, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period ended June 30, 2001, and the financial highlights for each of the years in the five-year period ended June 30, 2001. These financial statements and the financial highlights are the responsibility of fund management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2001 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of AXP Insured Tax-Exempt Fund as of June 30, 2001, and the results of its operations, changes in its net assets and the financial highlights for each of the periods stated in the first paragraph above, in conformity with accounting principles generally accepted in the United States of America.

KPMG LLP
Minneapolis, Minnesota
August 3, 2001

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12 AXP INSURED TAX-EXEMPT FUND -- ANNUAL REPORT

Financial Statements

Statement of assets and liabilities
AXP Insured Tax-Exempt Fund

June 30, 2001
Assets
Investments in securities, at value (Note 1)
   (identified cost $408,446,818)                                                                     $ 438,937,400
Cash in bank on demand deposit                                                                                4,885
Accrued interest receivable                                                                               5,328,358
Receivable for investment securities sold                                                                   160,875
                                                                                                            -------
Total assets                                                                                            444,431,518
                                                                                                        -----------
Liabilities
Dividends payable to shareholders                                                                           162,069
Accrued investment management services fee                                                                    5,484
Accrued distribution fee                                                                                      4,230
Accrued transfer agency fee                                                                                     551
Accrued administrative services fee                                                                             487
Other accrued expenses                                                                                       50,152
                                                                                                             ------
Total liabilities                                                                                           222,973
                                                                                                            -------
Net assets applicable to outstanding shares                                                           $ 444,208,545
                                                                                                      =============

Represented by
Shares of beneficial interest -- $.01 par value (Note 1)                                              $     810,344
Additional paid-in capital                                                                              427,230,721
Excess of distributions over net investment income                                                        (103,742)
Accumulated net realized gain (loss) (Note 6)                                                          (14,249,416)
Unrealized appreciation (depreciation) on investments (Note 5)                                           30,520,638
                                                                                                         ----------
Total -- representing net assets applicable to outstanding shares                                     $ 444,208,545
                                                                                                      =============
Net assets applicable to outstanding shares:                Class A                                   $ 386,616,639
                                                            Class B                                   $  55,679,606
                                                            Class C                                   $   1,910,890
                                                            Class Y                                   $       1,410

Net asset value per share of outstanding capital shares:    Class A shares         70,528,752         $        5.48

                                                            Class B shares         10,157,302         $        5.48
                                                            Class C shares            348,097         $        5.49
                                                            Class Y shares                258         $        5.47
                                                                                          ---         -------------

See accompanying notes to financial statements.

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13 AXP INSURED TAX-EXEMPT FUND -- ANNUAL REPORT

Statement of operations
AXP Insured Tax-Exempt Fund

Year ended June 30, 2001
Investment income
Income:
Interest                                                                                                $24,318,799
                                                                                                        -----------
Expenses (Note 2):
Investment management services fee                                                                        1,919,763
Distribution fee
   Class A                                                                                                  938,793
   Class B                                                                                                  505,958
   Class C                                                                                                    4,999
Transfer agency fee                                                                                         176,954
Incremental transfer agency fee
   Class A                                                                                                   17,400
   Class B                                                                                                    4,189
   Class C                                                                                                       35

Service fee -- Class Y                                                                                            1

Administrative services fees and expenses                                                                   175,849
Compensation of board members                                                                                 8,903
Custodian fees                                                                                               24,535
Printing and postage                                                                                         35,546
Registration fees                                                                                            67,117
Audit fees                                                                                                   19,000

Other                                                                                                         7,717
                                                                                                              -----

Total expenses                                                                                            3,906,759
   Earnings credits on cash balances (Note 2)                                                              (39,774)
                                                                                                           -------
Total net expenses                                                                                        3,866,985
                                                                                                          ---------
Investment income (loss) -- net                                                                          20,451,814
                                                                                                         ----------

Realized and unrealized gain (loss) -- net
Net realized gain (loss) on:
   Security transactions (Note 3)                                                                         1,198,873
   Futures contracts                                                                                      (515,697)
                                                                                                          --------
Net realized gain (loss) on investments                                                                     683,176
Net change in unrealized appreciation (depreciation) on investments                                      15,460,366
                                                                                                         ----------
Net gain (loss) on investments                                                                           16,143,542
                                                                                                         ----------
Net increase (decrease) in net assets resulting from operations                                         $36,595,356
                                                                                                        ===========

See accompanying notes to financial statements.

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14 AXP INSURED TAX-EXEMPT FUND -- ANNUAL REPORT


Statements of changes in net assets
AXP Insured Tax-Exempt Fund

Year ended June 30,                                                                      2001                  2000
Operations and distributions
Investment income (loss) -- net                                                  $ 20,451,814         $  23,141,371
Net realized gain (loss) on investments                                               683,176             (893,327)
Net change in unrealized appreciation (depreciation) on investments                15,460,366          (15,509,217)
                                                                                   ----------          -----------
Net increase (decrease) in net assets resulting from operations                    36,595,356             6,738,827
                                                                                   ----------             ---------
Distributions to shareholders from:
   Net investment income
     Class A                                                                     (18,449,208)          (20,651,675)
     Class B                                                                      (2,105,053)           (2,469,043)
     Class C                                                                         (20,876)                    --
     Class Y                                                                             (78)                  (67)
   Net realized gain
     Class A                                                                               --              (13,944)
     Class B                                                                               --               (1,999)
                                                                                         ----               ------
Total distributions                                                              (20,575,215)          (23,136,728)
                                                                                 -----------           -----------

Share transactions (Note 4)
Proceeds from sales
   Class A shares (Note 2)                                                         54,960,583            51,355,556
   Class B shares                                                                  12,818,180            12,616,924
   Class C shares                                                                   1,968,071                 2,000
Reinvestment of distributions at net asset value
   Class A shares                                                                  13,014,514            14,115,414
   Class B shares                                                                   1,549,161             1,849,298
   Class C shares                                                                      17,165                    --
   Class Y shares                                                                          71                    67
Payments for redemptions
   Class A shares                                                                (66,734,307)         (119,214,000)
   Class B shares (Note 2)                                                       (11,137,516)          (22,388,458)
   Class C shares (Note 2)                                                           (71,092)                    --
                                                                                     -------                   ----
Increase (decrease) in net assets from share transactions                           6,384,830          (61,663,199)
                                                                                    ---------          -----------
Total increase (decrease) in net assets                                            22,404,971          (78,061,100)
Net assets at beginning of year                                                   421,803,574           499,864,674
                                                                                  -----------           -----------
Net assets at end of year                                                        $444,208,545         $ 421,803,574
                                                                                 ============         =============
Undistributed (excess of distributions over) net investment income               $  (103,742)         $      19,659
                                                                                 -----------          -------------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
15 AXP INSURED TAX-EXEMPT FUND -- ANNUAL REPORT

Notes to Financial Statements

AXP Insured Tax-Exempt Fund

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
AXP Special Tax-Exempt Series Trust was organized as a Massachusetts business trust on April 7, 1986. AXP Special Tax-Exempt Series Trust is a "series fund" that is currently composed of six individual funds, including AXP Insured Tax-Exempt Fund. The Fund is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. The Fund has unlimited authorized shares of beneficial interest.

Class C shares of the Fund were offered to the public on June 26, 2000. Prior to this date, American Express Financial Corporation (AEFC) purchased 379 shares of capital stock at $5.28 per share, which represented the initial capital in Class C.

The Fund invests primarily in securities that are insured as to their scheduled payment of principal and interest for at least as long as the securities are held in the Fund. Insured securities fluctuate in market value as interest rates change.

The Fund offers Class A, Class B, Class C and Class Y shares.

o  Class A shares are sold with a front-end sales charge.
o Class B shares may be subject to a contingent deferred sales charge (CDSC) and automatically convert to Class A shares during the ninth calendar year of ownership.
o  Class C shares may be subject to a CDSC.
o Class Y shares have no sales charge and are offered only to qualifying institutional investors.

All classes of shares have identical voting, dividend and liquidation rights. The distribution fee, incremental transfer agency fee and service fee (class specific expenses) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

The Fund's significant accounting policies are summarized below:

Use of estimates
Preparing financial statements that conform to accounting principles generally accepted in the United States of America requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

Valuation of securities
All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. Securities for which market quotations are not readily available are valued at fair value according to methods selected in good faith by the board. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

--------------------------------------------------------------------------------
16 AXP INSURED TAX-EXEMPT FUND -- ANNUAL REPORT

Option transactions
To produce incremental earnings, protect gains, and facilitate buying and selling of securities for investments, the Fund may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist. The Fund also may write over-the-counter options where completing the obligation depends upon the credit standing of the other party.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss when the option transaction expires or closes. When options on debt securities or futures are exercised, the Fund will realize a gain or loss. When other options are exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

Futures transactions
To gain exposure to or protect itself from market changes, the Fund may buy and sell financial futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.


Federal taxes

The Fund's policy is to comply with all sections of the Internal Revenue Code that apply to regulated investment companies and to distribute substantially all of its taxable income to shareholders. No provision for income or excise taxes is thus required.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of deferred losses on certain futures contracts and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.


Dividends to shareholders

Dividends from net investment income, declared daily and payable monthly, are reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the last income dividend of the calendar year.

--------------------------------------------------------------------------------
17 AXP INSURED TAX-EXEMPT FUND -- ANNUAL REPORT

Other
Security transactions are accounted for on the date securities are purchased or sold. Interest income, including level-yield amortization of premium and discount, is accrued daily.

As of June 30, 2001, AEFC owned 258 Class Y shares.

2. EXPENSES AND SALES CHARGES
The Fund has an agreement with AEFC to manage its portfolio and provide administrative services. Under an Investment Management Services Agreement, AEFC determines which securities will be purchased, held or sold. The management fee is a percentage of the Fund's average daily net assets in reducing percentages from 0.45% to 0.35% annually.

Under an Administrative Services Agreement, the Fund pays AEFC a fee for administration and accounting services at a percentage of the Fund's average daily net assets in reducing percentages from 0.04% to 0.02% annually. A minor portion of additional administrative service expenses paid by the Fund are consultants' fees and fund office expenses. Under this agreement, the Fund also pays taxes, audit and certain legal fees, registration fees for shares, compensation of board members, corporate filing fees and any other expenses properly payable by the Fund and approved by the board.

Under a separate Transfer Agency Agreement, American Express Client Service Corporation (AECSC) maintains shareholder accounts and records. The Fund pays AECSC an annual fee per shareholder account for this service as follows:

o  Class A $19.50
o  Class B $20.50
o  Class C $20.00
o  Class Y $17.50

The Fund has agreements with American Express Financial Advisors Inc. (the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a distribution fee at an annual rate up to 0.25% of the Fund's average daily net assets attributable to Class A shares and up to 1.00% for Class B and Class C shares.

Under a Shareholder Service Agreement, the Fund pays the Distributor a fee for service provided to shareholders by financial advisors and other servicing agents. The fee is calculated at a rate of 0.10% of the Fund's average daily net assets attributable to Class Y shares.

Sales charges received by the Distributor for distributing Fund shares were $493,795 for Class A, $78,934 for Class B and $509 for Class C for the year ended June 30, 2001.

During the year ended June 30, 2001, the Fund's custodian and transfer agency fees were reduced by $39,774 as a result of earnings credits from overnight cash balances.

3. SECURITIES TRANSACTIONS
Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $17,728,062 and $44,882,730, respectively, for the year ended June 30, 2001. Realized gains and losses are determined on an identified cost basis.

--------------------------------------------------------------------------------
18 AXP INSURED TAX-EXEMPT FUND -- ANNUAL REPORT

4. SHARE TRANSACTIONS
Transactions in shares of the Fund for the years indicated are as follows:

                                         Year ended June 30, 2001
                                Class A       Class B    Class C         Class Y

Sold                         10,084,820     2,342,728    357,508              --
Issued for reinvested
  distributions               2,394,727       285,084      3,129              13
Redeemed                    (12,313,896)   (2,053,092)   (12,919)             --
                           -----------    ----------    -------
Net increase (decrease)         165,651       574,720    347,718              13
                                -------       -------    -------              --

                                         Year ended June 30, 2000
                                Class A       Class B   Class C*         Class Y

Sold                          9,803,655     2,395,776        379              --
Issued for reinvested
  distributions               2,692,227       352,727         --              13
Redeemed                   (22,826,419)   (4,278,972)         --              --
                           -----------    ----------
Net increase (decrease)    (10,330,537)   (1,530,469)        379              13
                           -----------    ----------         ---              --

* Inception date was June 26, 2000.

5. INTEREST RATE FUTURES CONTRACTS
As of June 30, 2001, investments in securities included securities valued at $270,459 that were pledged as collateral to cover initial margin deposits on 150 open sales contracts. The market value of the open sales contracts as of June 30, 2001, was $15,356,250 with a net unrealized gain of $30,056. See "Summary of significant accounting policies."


6. CAPITAL LOSS CARRY-OVER
For federal income tax purposes, the Fund has a capital loss carry-over of $4,811,236 as of June 30, 2001, that if not offset by capital gains, will expire in 2008 through 2010. It is unlikely the board will authorize a distribution of any net realized capital gains until the available capital loss carry-over has been offset or expires.


7. BANK BORROWINGS
The Fund has a revolving credit agreement with U.S. Bank, N.A., whereby the Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The Fund must have asset coverage for borrowings not to exceed the aggregate of 333% of advances equal to or less than five business days plus 367% of advances over five business days. The agreement, which enables the Fund to participate with other American Express mutual funds, permits borrowings up to $200 million, collectively. Interest is charged to each Fund based on its borrowings at a rate equal to the Federal Funds Rate plus 0.30% or the Eurodollar Rate (Reserve Adjusted) plus 0.20%. Borrowings are payable up to 90 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.05% per annum. The Fund had no borrowings outstanding during the year ended June 30, 2001.

8. NEW ACCOUNTING PRONOUNCEMENT
In November 2000, the AICPA issued a revised Audit and Accounting Guide, Audits of Investment Companies, which is effective for fiscal years beginning after Dec. 15, 2000. Adopting the revised Guide is not expected to have a significant impact on the Fund's financial position, results of operations or changes in net assets.

--------------------------------------------------------------------------------
19 AXP INSURED TAX-EXEMPT FUND -- ANNUAL REPORT

9. FINANCIAL HIGHLIGHTS
The tables below show certain important financial information for evaluating the Fund's results.

Class A

Per share income and capital changes(a)

Fiscal period ended June 30,                                       2001         2000         1999         1998         1997

Net asset value, beginning of period                              $5.28        $5.44        $5.63        $5.51        $5.43
                                                                  -----        -----        -----        -----        -----
Income from investment operations:
Net investment income (loss)                                        .27          .27          .27          .28          .30
Net gains (losses) (both realized and unrealized)                   .20         (.16)        (.18)         .13          .07
                                                                    ---        ----         ----           ---          ---
Total from investment operations                                    .47          .11          .09          .41          .37
                                                                    ---          ---          ---          ---          ---

Less distributions:
Dividends from net investment income                               (.27)        (.27)        (.27)        (.29)        (.29)
Distributions from realized gains                                    --           --         (.01)          --           --
                                                                    ---          ---         ----         ----         ----
Total distributions                                                (.27)        (.27)        (.28)        (.29)        (.29)
                                                                   ----         ----         ----         ----         ----
Net asset value, end of period                                    $5.48        $5.28        $5.44        $5.63        $5.51
                                                                  -----        -----        -----        -----        -----

Ratios/supplemental data
Net assets, end of period (in millions)                            $387         $371         $439         $455         $462
                                                                   ----         ----         ----         ----         ----
Ratio of expenses to average daily net assets(c)                   .82%         .82%         .75%         .73%         .74%
                                                                   ---          ---          ---          ---          ---
Ratio of net investment income (loss)
to average daily net assets                                       4.88%        5.16%        4.87%        5.09%        5.42%
                                                                  ----         ----         ----         ----         ----
Portfolio turnover rate (excluding short-term securities)            4%           9%          13%          17%          33%
                                                                     -            -           --           --           --
Total return(e)                                                   8.98%        2.13%        1.74%        7.60%        7.08%
                                                                  ----         ----         ----         ----         ----


Class B
Per share income and capital changes(a)
Fiscal period ended June 30,                                       2001         2000         1999         1998         1997
Net asset value, beginning of period                              $5.28        $5.44        $5.63        $5.51        $5.43
                                                                  -----        -----        -----        -----        -----
Income from investment operations:
Net investment income (loss)                                        .23          .23          .23          .24          .25
Net gains (losses) (both realized and unrealized)                   .20         (.16)        (.18)         .13          .08
                                                                    ---        ----         ----           ---          ---
Total from investment operations                                    .43          .07          .05          .37          .33
                                                                    ---          ---          ---          ---          ---

Less distributions:
Dividends from net investment income                               (.23)        (.23)        (.23)        (.25)        (.25)
Distributions from realized gains                                    --           --         (.01)          --           --
                                                                   ----         ----         ----         ----         ----
Total distributions                                                (.23)        (.23)        (.24)        (.25)        (.25)
                                                                   ----         ----         ----         ----         ----
Net asset value, end of period                                    $5.48        $5.28        $5.44        $5.63        $5.51
                                                                  -----        -----        -----        -----        -----

Ratios/supplemental data
Net assets, end of period (in millions)                             $56          $51          $61          $44          $31
                                                                    ---          ---          ---          ---          ---
Ratio of expenses to average daily net assets(c)                  1.58%        1.57%        1.51%        1.49%        1.50%
                                                                  ----         ----         ----         ----         ----
Ratio of net investment income (loss)
to average daily net assets                                       4.13%        4.41%        4.13%        4.34%        4.71%
                                                                  ----         ----         ----         ----         ----
Portfolio turnover rate (excluding short-term securities)            4%           9%          13%          17%          33%
                                                                     -            -           --           --           --
Total return(e)                                                   8.17%        1.35%         .99%        6.80%        6.26%
                                                                  ----         ----          ---         ----         ----

See accompanying notes to financial highlights.

--------------------------------------------------------------------------------
20 AXP INSURED TAX-EXEMPT FUND -- ANNUAL REPORT

Class C
Per share income and capital changes(a)
Fiscal period ended June 30,                                2001       2000(b)
Net asset value, beginning of period                       $5.28        $5.27
                                                           -----        -----
Income from investment operations:
Net investment income (loss)                                 .23           --
Net gains (losses) (both realized and unrealized)            .21          .01
                                                             ---          ---
Total from investment operations                             .44          .01
                                                             ---          ---

Less distributions:
Dividends from net investment income                        (.23)          --
Distributions from realized gains                             --           --
                                                             ---          ---
Total distributions                                         (.23)          --
                                                             ---          ---
Net asset value, end of period                             $5.49        $5.28
                                                           -----        -----
Ratios/supplemental data
Net assets, end of period (in millions)                       $2          $--
                                                             ---          ---
Ratio of expenses to average daily net assets(c)           1.58%        1.57%(d)
                                                           ----         ----
Ratio of net investment income (loss)
to average daily net assets                                4.16%        5.22%(d)
                                                           ----         ----
Portfolio turnover rate (excluding short-term securities)     4%           9%
                                                              -            -
Total return(e)                                            8.40%         .19%
                                                           ----          ---

Class Y
Per share income and capital changes(a)
Fiscal period ended June 30,                                       2001         2000         1999         1998         1997
Net asset value, beginning of period                              $5.27        $5.44        $5.64        $5.52        $5.44
                                                                  -----        -----        -----        -----        -----
Income from investment operations:
Net investment income (loss)                                        .28          .28          .30          .29          .30
Net gains (losses) (both realized and unrealized)                   .20         (.17)        (.19)         .13          .08
                                                                    ---         ----         ----          ---          ---
Total from investment operations                                    .48          .11          .11          .42          .38
                                                                    ---          ---          ---          ---          ---

Less distributions:
Dividends from net investment income                               (.28)        (.28)        (.30)        (.30)        (.30)
Distributions from realized gains                                    --           --         (.01)          --           --
                                                                   ----         ----        -----         ----         ----
Total distributions                                                (.28)        (.28)        (.31)        (.30)        (.30)
                                                                   ----         ----         ----         ----         ----
Net asset value, end of period                                    $5.47        $5.27        $5.44        $5.64        $5.52
                                                                  -----        -----        -----        -----        -----

Ratios/supplemental data
Net assets, end of period (in millions)                             $--          $--          $--          $--          $--
                                                                    ---          ---          ---          ---          ---

Ratio of expenses to average daily net assets(c)                   .67%         .67%         .60%         .48%         .58%
                                                                   ---          ---          ---          ---          ---

Ratio of net investment income (loss)
to average daily net assets                                       5.05%        5.33%        5.01%        5.30%        5.78%
                                                                  ----         ----         ----         ----         ----
Portfolio turnover rate (excluding short-term securities)            4%           9%          13%          17%          33%
                                                                     -            -           --           --           --
Total return(e)                                                   9.22%        2.30%        1.87%        7.73%        7.25%
                                                                  ----         ----         ----         ----         ----

See accompanying notes to financial highlights.

--------------------------------------------------------------------------------
21 AXP INSURED TAX-EXEMPT FUND -- ANNUAL REPORT

Notes to financial highlights

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  Inception date was June 26, 2000.
(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.
(d)  Adjusted to an annual basis.
(e)  Total return does not reflect payment of a sales charge.

--------------------------------------------------------------------------------
22 AXP INSURED TAX-EXEMPT FUND -- ANNUAL REPORT

Investments in Securities

AXP Insured Tax-Exempt Fund

June 30, 2001

(Percentages represent value of investments compared to net assets)

Municipal bonds (91.3%)
Name of                   Coupon                   Principal            Value(a)
issuer and                  rate                      amount
title of
issue(b,c)

Alabama (1.1%)
Jefferson County Capital Improvement
     Sewer Revenue Bonds
     Series 1999A (FGIC Insured)
         02-01-33              5.00%              $2,000,000          $1,856,480
         02-01-39              5.13                3,000,000           2,817,390
Total                                                                  4,673,870

Alaska (2.4%)
North Slope Borough
     Capital Appreciation
     Unlimited General Obligation Bonds
     Zero Coupon Series 1995A
     (MBIA Insured)
         06-30-06              5.61                5,300,000(e)        4,307,045
North Slope Borough
     General Obligation Bonds
     Zero Coupon Series 1996B
     (MBIA Insured)
         06-30-07              5.72                8,000,000(e)        6,164,240
Total                                                                 10,471,285

Arizona (1.4%)
Chandler Water & Sewer Refunding Revenue
     Bonds Series 1991 (FGIC Insured)
         07-01-12              7.00                1,250,000           1,262,788
Health Facilities Authority Hospital System
     Refunding Revenue Bonds Phoenix Baptist
     Hospital Series 1992 (MBIA Insured)
         09-01-11              6.25                1,650,000           1,762,035
Phoenix Civic Improvement Wastewater System
     Lease Refunding Revenue Bonds Series 1993
     (MBIA Insured)
         07-01-23              4.75                3,200,000           2,980,800
Total                                                                  6,005,623

Arkansas (0.1%)
State Development Finance Authority
     Economic Development Revenue Bonds
     ADFA Guaranty Series 2000B
     (AMBAC Insured) A.M.T.
         12-01-20              5.80                  500,000             509,870

California (11.4%)
Delta Counties Home Mortgage
     Finance Authority Single Family
     Mortgage Revenue Bonds
     Series 1998A (MBIA Insured) A.M.T.
         06-01-24              6.70                  725,000             788,865
Desert Sands Unified School District Convertible
     Capital Appreciation Certificates
     Series 1995 (FSA Insured)
         03-01-20              6.45                3,000,000           3,273,420
Eastern Municipal Water District Riverside
     County Water & Sewer Pre-refunded
     Revenue Certificates of Participation
     Series 1991 (FGIC Insured)
         07-01-20              6.50                5,460,000           5,570,347
Fontana Unified School District
     San Bernardino County General Obligation
     Convertible Capital Appreciation Bonds
     Series 1995C (FGIC Insured)
         05-01-20              6.15                6,000,000           6,482,760

Fresno Health Facility Pre-refunded
     Revenue Bonds Holy Cross-St. Agnes
     Series 1991 (MBIA Insured)
         06-01-21              6.63                2,000,000           2,111,560

Los Angeles Department of Water & Power
     Waterworks Refunding Revenue Bonds
     Second Issue Series 1993 (FGIC Insured)
         05-15-23              4.50                1,520,000           1,352,709
Northern California Transmission Select
     Auction Variable Rate Security &
     Residual Interest Revenue Bonds
     Series 1993 (MBIA Insured)
         04-29-24              5.50                2,500,000(h)        2,550,850

Oceanside Certificates of Participation
     Refunding Bonds Oceanside Civic Center
     Series 1995 (MBIA Insured)
         08-01-19              5.25                1,730,000           1,741,556

Rural Home Mortgage Financing Authority
     Single Family Mortgage Revenue Bonds
     2nd Series 1997A (GNMA Insured) A.M.T.
         09-01-29              7.00                1,425,000           1,608,953

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
23 AXP INSURED TAX-EXEMPT FUND -- ANNUAL REPORT

Name of                   Coupon                   Principal            Value(a)
issuer and                  rate                      amount
title of
issue(b,c)

California (cont.)
San Diego County Certificates of Participation
     Regional Authority Bonds Mt. Tower
     Series 1991(MBIA Insured)
         11-18-19              6.36%              $9,000,000          $9,176,309
San Jose Redevelopment Agency
     Merged Area Redevelopment
     Tax Allocation Bonds
     Series 1993 (MBIA Insured)
         08-01-24              4.75                2,400,000           2,213,256
San Mateo County Joint Power Financing
     Authority Lease Pre-refunded Revenue Bonds
     San Mateo County Health Center
     Series 1994A (FSA Insured)
         07-15-22              5.75                1,500,000           1,639,170
State Public Works Board
     Lease Pre-refunded Revenue Bonds
     University of California
     Series 1992A (AMBAC Insured)
         12-01-16              6.40                2,000,000           2,142,180
State Public Works Board Lease Revenue Bonds
     Department of Correction Substance Abuse
     Treatment Facility & State Prison Corcoran
     Series 1996A (AMBAC Insured)
         01-01-21              5.25                2,000,000           1,997,580

State Unlimited Tax General
     Obligation Bonds Series 1993 (FGIC Insured)
         09-01-23              4.75                2,100,000           1,939,959

Statewide Community Development Authority
     Certificate of Participation
     Sutter Health Obligated Group
     Series 1995 (MBIA Insured)
         08-15-22              5.50                5,750,000           5,854,248
Total                                                                 50,443,722

Colorado (2.5%)
Broomfield Certificates of Participation
     Open Space Park & Recreation Facilities
     Series 2000 (AMBAC Insured)
         12-01-20              5.50                1,000,000           1,028,080
Denver City & County Airport Revenue Bonds
     Series 1995B (MBIA Insured) A.M.T.
         11-15-17              5.75                4,290,000           4,423,419
Denver City & County Airport Revenue Bonds
     Series 1998A (FSA Insured) A.M.T.
         11-15-25              5.00                2,000,000           1,892,140
Douglas & Elbert Counties School District R-1
     Unlimited General Obligation Pre-refunded
     Bonds Series 1994A (MBIA Insured)
         12-15-16              6.50                1,435,000           1,592,836
Douglas & Elbert Counties School District R-1
     Unlimited General Obligation Un-refunded
     Bonds Series 1994A (MBIA Insured)
         12-15-16              6.50                   65,000(f)           70,835
Larimer, Weld & Boulder Counties
     School District R-2J Thompson Unlimited
     General Obligation Capital Appreciation Bonds
     Zero Coupon Series 1997 (FGIC Insured)
         12-15-11              5.45                2,000,000(e)        1,199,160
         12-15-12              5.50                1,400,000(e)          787,822
Total                                                                 10,994,292

Delaware (0.2%)
Health Facilities Authority Refunding Revenue
     Bonds Medical Center of Delaware
     Series 1989 (MBIA Insured)
         10-01-15              7.00                1,000,000           1,108,360

District of Columbia (2.4%)
Association of American Medical Colleges
     College Revenue Bonds Series 1997A
     (AMBAC Insured)
         02-15-27              5.38                2,500,000           2,490,875

Metropolitan Washington D.C. Airport Authority
     Revenue Bonds Series 2001
     Inverse Floater (MBIA Insured) A.M.T.
         10-01-27             10.19                2,000,000(g)        2,053,500

Washington D.C. Convention Center
     Authority Dedicated Tax Revenue Bonds
     Senior Lien Series 1998 (AMBAC Insured)
         10-01-28              4.75                6,900,000           6,175,638
Total                                                                 10,720,013

Florida (0.7%)
Alachua County Public Improvement
     Refunding Revenue Bonds Series 1995
     (FSA Insured)
         08-01-21              5.13                2,000,000           1,976,440
Department of Transportation Turnpike
     Pre-refunded Revenue Bonds
     Series 1991A (AMBAC Insured)
         07-01-20              6.25                1,250,000           1,250,238
Total                                                                  3,226,678

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
24 AXP INSURED TAX-EXEMPT FUND -- ANNUAL REPORT

Name of                   Coupon                   Principal            Value(a)
issuer and                  rate                      amount
title of
issue(b,c)

Georgia (1.6%)
Cherokee County Water & Sewer Authority
     Water & Sewer Revenue Bonds Series 1995
     (MBIA Insured)
         08-01-25              5.20%              $2,000,000          $2,004,920

Fulton County Water & Sewer
     Revenue Bonds Series 1992
     (FGIC Insured)
         01-01-14              6.38                3,250,000           3,752,595
Richmond County Water & Sewer Refunding
     Revenue Improvement Bonds
     Series 1996A (FGIC Insured)
         10-01-28              5.25                1,500,000           1,492,125
Total                                                                  7,249,640

Hawaii (0.7%)
Harbor System Revenue Bonds
     Series 1997 (MBIA Insured) A.M.T.
         07-01-27              5.50                1,000,000           1,004,040
State Airports Systems Refunding Revenue
     Bonds Series 2000B (FGIC Insured) A.M.T.
         07-01-20              6.00                2,000,000           2,120,380
Total                                                                  3,124,420

Illinois (6.4%)
Chicago O'Hare International Airport General Revenue Bonds Series 1990A (AMBAC
     Insured) A.M.T.
         01-01-16              7.50                1,045,000           1,059,233
Chicago Public Building Commission
     Pre-refunded Revenue Bonds
     Series 1990A (MBIA Insured)
         01-01-15              7.13                5,000,000           5,050,599
Chicago Reform Board of Trustees
     Board of Education Unlimited Tax General
     Obligation Refunding Bonds Dedicated
     Tax Revenue Zero Coupon
     Series 1999A (FGIC Insured)
         12-01-21              5.27               10,465,000(e)        3,367,428
Cook County Consolidated High School
     District #200 Limited Tax General Obligation
     Bonds Oak Park Zero Coupon
     Series 1998 (FSA Insured)
         12-01-15              5.60                7,190,000(e)        3,314,662
         12-01-17              5.62                3,750,000(e)        1,516,838
McHenry County Community High School District
     #157 Unlimited Tax Capital Appreciation
     General Obligation Bonds Zero Coupon
     Series 1998 (FSA Insured)
         12-01-17              5.60                5,790,000(e)        2,304,246
Southern Illinois University Housing
     & Auxiliary Facilities System
     Revenue Bonds Zero Coupon
     Series 1999A (MBIA Insured)
         04-01-26              5.55                4,000,000(e)          994,960
St. Clair County Public Community Building
     Capital Appreciation Revenue Bonds
     Zero Coupon Series 1997B (FGIC Insured)
         12-01-14              5.95                2,000,000(e)        1,004,120
St. Clair County Unlimited
     Tax Capital Appreciation
     General Obligation Bonds
     Zero Coupon Series 1999
     (FGIC Insured)
         10-01-16              5.58                4,710,000(e)        2,061,520
         10-01-17              5.58                6,745,000(e)        2,757,086
         10-01-18              5.80                6,935,000(e)        2,603,746
         10-01-19              5.80                7,060,000(e)        2,493,451
Total                                                                 28,527,889

Indiana (3.3%)
Crown Point Multi-School Building
     1st Mtge Revenue Bonds
     Zero Coupon Series 2000
     (MBIA Insured)
         01-15-25              6.59                8,230,000(e)        2,196,340
Fort Wayne Hospital Authority
     Revenue Bonds
     Parkview Health System
     Series 1998 (MBIA Insured)
         11-15-28              4.75                2,500,000           2,212,625
Marion County Hospital Authority Refunding
     Revenue Bonds Methodist Hospital
     Series 1989 (MBIA Insured)
         09-01-13              6.50                4,000,000           4,052,960
State Health Facility Finance Authority Hospital
     Refunding Revenue Bonds Columbus Regional
     Hospital Series 1993 (CGIC Insured)
         08-15-15              7.00                5,000,000           5,986,900
Total                                                                 14,448,825

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
25 AXP INSURED TAX-EXEMPT FUND -- ANNUAL REPORT

Name of                   Coupon                   Principal            Value(a)
issuer and                  rate                      amount
title of
issue(b,c)

Kansas (0.5%)

Labette County Single Family Housing
     Revenue Bonds Series 1998A-2
     (GNMA Insured)
         12-01-11              7.65%                $125,000            $130,405

Sedgwick & Shawnee Counties
     Single Family Housing
     Revenue Mortgage Backed Securities
     1st Series 1997A (MBIA Insured) A.M.T.
         06-01-29              6.95                1,810,000(h)        2,019,182
Total                                                                  2,149,587

Maine (0.4%)
State Turnpike Authority Turnpike
     Pre-refunded Revenue Bonds Series 1994
     (MBIA Insured)
         07-01-18              6.00                1,790,000           1,954,250

Massachusetts (4.3%)
Health & Educational Facilities Authority
     Revenue Bonds Cape Cod Health System
     Series 1993A (Connie Lee Insured)
         11-15-21              5.25                4,000,000           3,950,480
Municipal Wholesale Electric Power
     Supply System Refunding Revenue Bonds
     Series 1994B (MBIA Insured)
         07-01-11              4.75                5,250,000           5,324,655
State Bay Transportation Authority
     Series 1995B (AMBAC Insured)
         03-01-25              5.38                4,000,000           4,012,280
State Health & Education Facilities Authority
     Revenue Bonds Valley Regional Health
     System Series 1994C (Connie Lee Insured)
         07-01-18              5.75                1,500,000           1,539,270
State Turnpike Authority
     Metro Highway System
     Revenue Bonds Series 1999A
     (AMBAC Insured)
         01-01-34              4.75                2,500,000           2,193,650
State Water Resource Authority
     Pre-refunded Revenue Bonds
     Series 1992A (MBIA Insured)
         07-15-22              5.50                2,000,000           2,057,580
Total                                                                 19,077,915

Michigan (4.6%)
Almont Community Schools
     Unlimited Tax General Obligation Bonds
     Series 1996 (FGIC Insured)
         05-01-22              5.38                1,900,000           1,913,110
Grand Rapids Sanitary Sewer System
     Refunding Revenue Bonds
     Series 1998A (FGIC Insured)
         01-01-28              4.75                3,000,000           2,719,020
Iron Mountain School Unlimited Tax
     General Obligation Refunding Bonds
     Series 1996 (AMBAC Insured)
         05-01-21              5.13                1,500,000           1,482,420
Jackson County Public Schools
     School Building & Site
     Unlimited Tax General Obligation Refunding
     Bonds Series 1999 (FGIC Insured)
         05-01-22              5.38                1,000,000           1,011,490

Kalamazoo Hospital Finance Authority
     Refunding & Improvement Bonds Bronson
     Methodist Hospital Series 1992A
     (MBIA Insured)
         05-15-12              6.25                3,000,000           3,284,610

Lincoln Park School District Wayne County
     School Building & Site Unlimited Tax
     Pre-refunded General Obligation Bonds
     Series 1996 (FGIC Insured)
         05-01-26              5.90                1,500,000           1,653,255

Monroe County Pollution Control Refunding
     Bonds Detroit Edison Series 1992
     (MBIA Insured) A.M.T.
         09-01-24              6.55                5,000,000           5,333,250

Plymouth-Canton Community School District
     Unlimited Tax General Obligation Bonds
     Series 1999 (FSA Insured)
         05-01-23              4.75                1,000,000             919,920
Taylor Tax Increment Finance Authority Bonds
     Series 2001 (FSA Insured)
         05-01-19              5.00                2,000,000           1,946,920
Total                                                                 20,263,995

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
26 AXP INSURED TAX-EXEMPT FUND -- ANNUAL REPORT

Name of                   Coupon                   Principal            Value(a)
issuer and                  rate                      amount
title of
issue(b,c)

Minnesota (1.4%)
Southern Minnesota Municipal Power Agency
     Power Supply System Refunding Revenue Bonds
     Series 1993A (FGIC Insured)
         01-01-16              4.75%              $4,250,000          $4,103,035
Southern Minnesota Municipal Power Agency
     Power Supply System Refunding Revenue Bonds
     Zero Coupon Series 1994A
     (MBIA Insured)
         01-01-21              6.12                6,000,000(e)        2,114,100
Total                                                                  6,217,135

Mississippi (1.2%)
Alcorn County Hospital Refunding Revenue Bonds
     Magnolia Regional Hospital Center Series 1995
     (AMBAC Insured)
         10-01-13              5.75                1,000,000           1,051,830
State Home Single Family Mortgage Revenue
      Bonds Series 1997H
      (GNMA & FNMA Insured) A.M.T.
         12-01-29              6.70                1,980,000           2,115,769
State Home Single Family Mortgage Revenue
      Bonds Series 1999A (GNMA Insured) A.M.T.
         06-01-31              6.30                1,995,000           2,132,734
Total                                                                  5,300,333

Montana (2.1%)
Forsyth Rosebud County Pollution
     Refunding Revenue Bonds
     Puget Sound Power & Light
     Series 1991 (AMBAC Insured) A.M.T.
         08-01-21              7.25                4,000,000           4,092,641

State Board of Investments Payroll
     Tax Bonds Worker's Compensation Program
     Series 1991 (MBIA Insured)
         06-01-20              6.88                4,750,000           5,337,432

Total                                                                  9,430,073

Nevada (1.7%)
Clark County Municipal Water
     Limited General Obligation Bonds
     Series 2001 (FGIC Insured)
         06-01-26              5.25                2,490,000           2,455,837
Clark County Passenger Facility Charge Airport
     Revenue Bonds Las Vegas McCarren Airport
     Series 1995A (AMBAC Insured) A.M.T.
         07-01-25              5.50                5,000,000           5,019,550
Total                                                                  7,475,387

New Mexico (0.2%)
Santa Fe Water
     Pre-refunded Revenue Bonds
     Series 1994 (AMBAC Insured)
         06-01-24              6.30                1,000,000           1,079,410

New York (7.8%)
New York City Municipal Water Finance Authority
     Water & Sewer System Revenue Bonds
     Series 1995A (MBIA Insured)
         06-15-23              5.50                5,000,000           5,072,600
State Dormitory Authority
     Pre-refunded College Revenue Bonds
     Consolidated City University
     System 3rd General Resolution
     2nd Series 1994 (MBIA Insured)
         07-01-19              6.25                2,500,000           2,716,100
State Dormitory Authority
     Refunding Revenue Bonds
     State University Educational Facilities
     Series 1998A (MBIA Insured)
         05-15-25              4.75                4,000,000           3,693,520
State Dormitory Authority
     State University Educational Facilities
     Refunding Revenue Bonds Series 1993A
     (AMBAC Insured)
         05-15-15              5.25                2,700,000           2,849,985
State Energy Research & Development Authority
     Pollution Control Refunding Revenue Bonds
     Rochester Gas & Electric Series 1992B
     (MBIA Insured) A.M.T.
         05-15-32              6.50                4,000,000           4,122,080

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
27 AXP INSURED TAX-EXEMPT FUND -- ANNUAL REPORT

Name of                   Coupon                   Principal            Value(a)
issuer and                  rate                      amount
title of
issue(b,c)

New York (cont.)
State Energy Research & Development Authority
     Solid Waste Disposal Revenue Bonds
     State Electric & Gas Company Series 1993A
     (MBIA Insured) A.M.T.
         12-01-28              5.70%             $11,210,000         $11,421,756
State Energy Resource & Development Authority
     Gas Facility Revenue Bonds Brooklyn Union Gas
     Series 1990C (MBIA Insured) A.M.T.
         06-01-25              5.60                4,500,000           4,581,450
Total                                                                 34,457,491

North Carolina (1.3%)
Charlotte Pre-refunded
     Certificates of Participation
     Convention Facility Series 1991
     (AMBAC Insured)
         12-01-21              6.75                3,150,000           3,266,046
Concord Certificates of Participation
     Series 1996B (MBIA Insured)
         06-01-16              5.75                1,480,000           1,546,852
Piedmont Triad Airport Authority
     Revenue Bonds Series 1999B
     (FSA Insured) A.M.T.
         07-01-21              6.00                1,000,000           1,061,840
Total                                                                  5,874,738

North Dakota (0.3%)
Fargo Health System Meritcare
     Obligated Group Revenue Bonds
     Series 1996A (MBIA Insured)
         06-01-27              5.38                1,360,000           1,354,465

Ohio (0.8%)
Lorain County Hospital Facilities Refunding
     Revenue Bonds EMH Regional Medical
     Center Series 1995 (AMBAC Insured)
         11-01-21              5.38                2,000,000           2,009,980
Lucas County Hospital Refunding Revenue
     Bonds St. Vincent's Medical Center
     Series 1993C (MBIA Insured)
         08-15-22              5.25                1,725,000           1,713,995
Total                                                                  3,723,975


Oklahoma (0.6%)
McAlester Public Works Authority Oklahoma
     Improvement Pre-refunded Revenue Bonds
     Series 1995 (FSA Insured)
         12-01-17              5.25                1,470,000           1,591,025
         12-01-18              5.25                1,000,000           1,082,330
Total    2,673,355


Pennsylvania (6.0%)
Allegheny County Certificates of Participation
     County Courthouse Renovation
     Series 1999 (AMBAC Insured)
         12-01-28              5.00                3,000,000           2,841,900
Allegheny County Hospital Development
     Authority Revenue Bonds Catholic Health East
     Systems Series 1998A (AMBAC Insured)
         11-15-26              4.88                3,000,000           2,724,390
Harrisburg Authority Dauphin County Revenue
     Bonds Series 1997-II (MBIA Insured)
         09-15-22              5.63                2,000,000           2,043,380
Philadelphia Hospital & Higher Education
     Facilities Jefferson Health Systems Revenue
     Bonds Series 1997A (AMBAC Insured)
         05-15-18              5.13                3,000,000           2,958,180

Philadelphia Unlimited General Obligation
     Bonds Series 1995 (MBIA Insured)
         05-15-25              5.00                4,500,000           4,294,620

Pittsburgh Water & Sewer Authority System
     Pre-refunded Revenue Bonds Series 1991A
     (FGIC Insured)
         09-01-14              6.50               10,000,000          10,264,100

Robinson Township Municipal Authority Water
     & Sewer Revenue Bonds Series 1989
     (FGIC Insured)
         11-15-19              6.00                1,290,000           1,369,774

Total                                                                 26,496,344

Rhode Island (0.7%)
Health & Education Building Corporation
     Higher Education Facility Revenue Bonds
     Series 1996 (MBIA Insured)
         06-01-26              5.63                3,000,000           3,055,740

South Carolina (0.3%)
Piedmont Municipal Power Agency Electric
     Refunding Revenue Bonds
     Series 1991 (FGIC Insured)
     01-01-21                  6.25                1,000,000           1,138,370

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
28 AXP INSURED TAX-EXEMPT FUND -- ANNUAL REPORT

Name of                   Coupon                   Principal            Value(a)
issuer and                  rate                      amount
title of
issue(b,c)

Tennessee (0.3%)

Franklin Special School District Williamson County
     Limited Tax Capital Appreciation General
     Obligation Bonds Zero Coupon Series 1999
     (FSA Insured)
         06-01-19              5.79%              $1,425,000(e)         $539,833
         06-01-20              5.80                2,345,000(e)          836,883
Total                                                                  1,376,716


Texas (14.9%)
Austin Airport System
     Prior Lien Revenue Bonds
     Series 1995A (MBIA Insured) A.M.T.
         11-15-25              6.13                3,000,000           3,135,540
Austin Combined Utilities System
     Capital Appreciation Refunding Revenue Bonds
     Zero Coupon Series 1994 (FGIC Insured)
         05-15-17              5.83                5,900,000(e)        2,516,173
Austin Combined Utilities System
     Pre-funded Revenue Bonds
     Series 1987 (BIG Insured)
         11-15-12              8.63                  750,000             787,988
         11-15-17              8.63                  500,000(f)          525,325
Austin Combined Utilities System
     Pre-refunded Revenue Bonds
     Series 1994 (FGIC Insured)
         05-15-24              5.75                2,605,000           2,798,682
Austin Combined Utilities System
     Un-refunded Revenue Bonds
     Series 1994 (FGIC Insured)
         05-15-24              5.75                5,895,000           5,992,032
Bexar County Health Facility Development Hospital
     Pre-refunded Revenue Bonds San Antonio
     Baptist Memorial Hospital System Series 1994
     (MBIA Insured)
         08-15-19              6.75                5,000,000           5,574,850
Brazos River Authority Collateralized Pollution
     Control Refunding Revenue Bonds Texas Utility
     Electric Series 1992C (FGIC Insured) A.M.T.
         10-01-22              6.70               14,935,000          15,765,833
Corsicana Waterworks & Sewer System
     Refunding Revenue Bonds Series 1997A
     (FGIC Insured)
         08-15-22              5.75                1,575,000           1,624,849
Harris County Toll Road Senior Lien
     Pre-refunded Revenue Bonds
     Series 1992A (AMBAC Insured)
         08-15-17              6.50                8,170,000           8,663,876
Hillsboro Independent School District
     Unlimited Tax School Building & Refunding
     Revenue Bonds Series 1997
     (Permanent School Fund Guarantee)
         08-15-26              5.25                1,000,000             975,410
Houston Water & Sewer System Junior Lien
     Refunding Revenue Bonds
     Series 1997A (FGIC Insured)
         12-01-22              5.25                7,210,000           7,163,856
Houston Water & Sewer System Junior Lien
     Revenue Bonds
     Series 1997C (FGIC Insured)
         12-01-27              5.38                2,000,000           1,993,200
Municipal Power Agency Refunding Revenue
     Bonds Series 1991A (AMBAC Insured)
         09-01-12              6.75                5,250,000           5,390,700
Rosenberg Limited Tax
     General Obligation Bonds
     Series 1998 (FSA Insured)
         03-01-16              4.50                  740,000             691,567
         03-01-17              4.50                  785,000             724,955

Turnpike Authority Dallas North Tollway
     Pre-refunded Revenue Bonds Addison Airport
     Toll Tunnel Series 1994 (FGIC Insured)
         01-01-23              6.60                2,000,000           2,231,940

Total                                                                 66,556,776

Vermont (0.2%)
University of Vermont & State Agricultural College
     Revenue Bonds Series 1998 (MBIA Insured)
         10-01-38              4.75                1,000,000             880,190

Virginia (5.3%)

Loudoun County Sanitation Authority Waste
     & Sewer Refunding Revenue Bonds
     Series 1994 (MBIA Insured)
         01-01-30              5.25                1,435,000           1,436,134

Metropolitan Washington D.C. Airports Authority
     Airport System Revenue Bonds
     Series 1992A (MBIA Insured) A.M.T.
         10-01-19              6.63                9,420,000           9,923,498

Portsmouth Redevelopment Housing Authority
     Multi-family Housing Refunding Revenue
     Bonds Series 1994 (FNMA Insured)
         12-01-08              6.05                5,780,000           6,006,692


See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
29 AXP INSURED TAX-EXEMPT FUND -- ANNUAL REPORT

Name of                   Coupon                   Principal            Value(a)
issuer and                  rate                      amount
title of
issue(b,c)

Virginia (cont.)

Prince William County Lease Certificates of
     Participation Bonds
     Series 1995 (MBIA Insured)
         12-01-20              5.50%              $2,590,000          $2,653,144

Upper Occoquan Sewer Authority
     Regional Sewer Revenue Bonds
     Series 1995A (MBIA Insured)
         07-01-29              4.75                4,000,000           3,680,800
Total                                                                 23,700,268

Wisconsin (0.7%)
Center District Sales Tax Appreciation Senior
     Dedicated Bonds Zero Coupon Series 1996A
     (MBIA Insured)
         12-15-17              6.03                4,000,000(e)        1,655,960
         12-15-21              5.45                3,045,000(e)          989,442
Southeast Professional Baseball Park District
     Sales Tax Revenue Bonds Zero Coupon
     Series 1997 (MBIA Insured)
         12-15-29              5.15                2,125,000(e)          429,208
Total                                                                  3,074,610

Wyoming (1.5%)
Central Regional Water System-Joint Powers
     Board Refunding Revenue Bonds Series 1999
     (FSA Insured)
         06-01-30              5.25                4,000,000           3,918,240
Green River Joint Powers Board
     Water & Sewer Refunding Revenue Bonds
     Sweetwater County Series 1999A (FSA Insured)
         03-01-24              5.00                2,000,000           1,908,540
State Building
     Revenue Bonds Series 2001
     (AMBAC Insured)
         10-01-22              5.50                1,000,000           1,015,010
Total                                                                  6,841,790

Total municipal bonds
(Cost: $375,166,818)                                                $405,657,400

Municipal notes (7.5%)
Issuer(c,d)            Effective                      Amount            Value(a)
                           yield                  payable at
                                                    maturity

Burke County Georgia Development Authority
     Pollution Control Revenue Bonds
     (Georgia Power Vogtle) V.R. Series 1996
         09-01-26              3.30%                $500,000            $500,000
Cohasset Minnesota Refunding Revenue Bonds
     (Minnesota Power & Light) V.R. Series 1997A
         06-01-20              3.50                  800,000             800,000
Cuyahoga County Ohio Economic Development
     Revenue Bonds (Cleveland Orchestra) V.R.
     Series 1998
         04-01-28              3.25                  100,000             100,000
Duluth Minnesota Health Facilities Refunding
     Revenue Bonds (Miller-Dwan Medical Center)
     V.R. Series 1997
         06-01-19              3.50                  400,000             400,000
Farmington New Mexico Pollution Control
     Refunding Revenue Bonds (Arizona Public Service)
     V.R. Series 1994A
         05-01-24              3.30                  300,000             300,000
Kemmerer Wyoming Pollution Control
     Revenue Bonds (Exxon) V.R. Series 1984
         11-01-14              3.25                2,100,000           2,100,000

Louisiana Offshore Terminal Authority
     Deepwater Port Refunding Revenue Bonds
     (Loop) V.R. Series 1992
         09-01-08              3.25                  400,000             400,000

Maricopa County Arizona Pollution Control
     Refunding Revenue Bonds (Arizona Public Service)
     V.R. Series 1994A
         05-01-29              3.25                1,700,000           1,700,000
Maricopa County Arizona Pollution Control
     Refunding Revenue Bonds (Arizona Public Service)
     V.R. Series 1994C
         05-01-29              3.30                  900,000             900,000
Massachusetts State Health & Education Facilities
     (Capital Asset) Revenue Bonds V.R. Series 1985E
         01-01-35              3.25                3,800,000           3,800,000
New York City Transitional Finance Authority
     Future Secured Tax Revenue Bonds
     V.R. Series 1998C
         05-01-28              3.20                2,300,000           2,300,000
New York General Obligation Bonds
     V.R. Series 1992B
         10-01-22              3.00                  300,000             300,000
New York Unlimited General Obligation Bonds
     V.R. Series 1994H-2
         08-01-13              3.20                1,100,000           1,100,000

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
30 AXP INSURED TAX-EXEMPT FUND -- ANNUAL REPORT

Issuer(c,d)            Effective                      Amount            Value(a)
                           yield                  payable at
                                                    maturity
Ohio State Water & Air Quality Development Authority Pollution Control Refunding
     Revenue Bonds (Toledo Edison) V.R.
     Series 2000A
         04-01-24              3.30%              $1,400,000          $1,400,000

Ohio State Water & Air Quality Development
     Authority Pollution Control Refunding Revenue
     Bonds (Ohio Edison) V.R. Series 2000C
         06-01-23              3.30                  700,000             700,000

Ohio State Water & Air Quality Development
     Authority Pollution Control Revenue Bonds
     V.R. Series 1985A
         12-01-15              3.30                  900,000             900,000
Roanoke Virginia Development Authority Hospital
     Refunding Revenue Bonds V.R. Series 1995A
         07-01-19              3.30                2,000,000           2,000,000

Uinta County Wyoming Pollution Control
     Refunding Revenue Bonds (Amoco) V.R.
     Series 1998
         07-01-26              3.25                5,300,000           5,300,000
University of Michigan
     Refunding Revenue Bonds
     (Hospital) V.R. Series 1992A
         12-01-19              3.30                1,180,000           1,180,000

University of Michigan
     Refunding Revenue Bonds
     (Hospital) V.R. Series 1998A-1
         12-01-21              3.30                  700,000             700,000
University of Michigan
     Revenue Bonds
     (Hospital) V.R. Series 1995A
         12-01-27              3.30                1,900,000           1,900,000
University of Michigan
     Revenue Bonds V.R. Series 1995A
         12-01-27              3.30                3,500,000           3,500,000
Valdez Marine Terminal Alaska
     Refunding Revenue Bonds (Exxon Pipeline)
     V.R. Series 1993C
         12-01-33              3.25                1,000,000           1,000,000

Total municipal notes
(Cost: $33,280,000)                                                  $33,280,000


Total investments in securities
(Cost: $408,446,818)(i)                                             $438,937,400


See accompanying notes to investments in securities.

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31 AXP INSURED TAX-EXEMPT FUND -- ANNUAL REPORT

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) The following abbreviations may be used in the portfolio security descriptions to identify the insurer of the issue:

     ACA     -- ACA Financial Guaranty Corporation
     AMBAC   -- American Municipal Bond Association Corporation
     BIG     -- Bond Investors Guarantee
     CGIC    -- Capital Guaranty Insurance Company
     FGIC    -- Financial Guarantee Insurance Corporation
     FHA     -- Federal Housing Authority
     FNMA    -- Federal National Mortgage Association
     FSA     -- Financial Security Assurance
     GNMA    -- Government National Mortgage Association
     MBIA    -- Municipal Bond Investors Assurance

(c)  The following abbreviations may be used in the portfolio descriptions:

     A.M.T. -- Alternative Minimum Tax -- As of June 30, 2001, the value of securities subject to alternative minimum tax represented 19.40% of net assets.
     B.A.N.  -- Bond Anticipation Note
     C.P.    -- Commercial Paper
     R.A.N.  -- Revenue Anticipation Note
     T.A.N.  -- Tax Anticipation Note
     T.R.A.N.-- Tax & Revenue Anticipation Note
     V.R.    -- Variable Rate
     V.R.D.B.-- Variable Rate Demand Bond
     V.R.D.N.-- Variable Rate Demand Note

(d) The Fund is entitled to receive principal amount from issuer or corporate guarantor, if indicated in parentheses, after a day or a week's notice. The maturity date disclosed represents the final maturity. Interest rate varies to reflect current market conditions; rate shown is the effective rate on June 30, 2001.

(e) For zero coupon bonds, the interest rate disclosed represents the annualized effective yield on the date of acquisition.

(f) Partially pledged as initial deposit on the following open interest rate futures contracts (see Note 5 to the financial statements):

     Type of security                                         Notional amount
     Sale contracts
     Municipal Bonds, Sept. 2001                                  $15,000,000

(g) Inverse floaters represent securities that pay interest at a rate that increases (decreases) in the same magnitude as, or in a multiple of, a decline (increase) in market short-term rates. Interest rate disclosed is the rate in effect on June 30, 2001.

(h) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on June 30, 2001.


(i) At June 30, 2001, the cost of securities for federal income tax purposes was $408,446,818 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                      $31,464,246
     Unrealized depreciation                                         (973,664)
                                                                     --------
     Net unrealized appreciation                                  $30,490,582
                                                                  -----------


--------------------------------------------------------------------------------
32 AXP INSURED TAX-EXEMPT FUND -- ANNUAL REPORT

Federal Income Tax Information

(Unaudited)

The Fund is required by the Internal Revenue Code of 1986 to tell its shareholders about the tax treatment of the dividends it pays during its fiscal year. The dividends listed below are reported to you on your year-end statement.

AXP Insured Tax-Exempt Fund
Fiscal year ended June 30, 2001

Class A
Exempt-interest dividends -- taxable status explained below.
Payable date                                                  Per share
July 24, 2000                                                  $0.02472
Aug. 24, 2000                                                   0.02276
Sept. 21, 2000                                                  0.02044
Oct. 24, 2000                                                   0.02428
Nov. 21, 2000                                                   0.02053
Dec. 20, 2000                                                   0.02167
Jan. 26, 2001                                                   0.02726
Feb. 26, 2001                                                   0.02293
March 26, 2001                                                  0.02063
April 26, 2001                                                  0.02223
May 24, 2001                                                    0.02003
June 26, 2001                                                   0.02303
Total                                                          $0.27051

Taxable dividend -- income distribution taxable as dividend income.
Payable date                                                  Per share
Dec. 20, 2000                                                  $0.00019
Total distributions                                            $0.27070


Class B
Exempt-interest dividends -- taxable status explained below.
Payable date                                                  Per share
July 24, 2000                                                  $0.02111
Aug. 24, 2000                                                   0.01935
Sept. 21, 2000                                                  0.01734
Oct. 24, 2000                                                   0.02066
Nov. 21, 2000                                                   0.01744
Dec. 20, 2000                                                   0.01843
Jan. 26, 2001                                                   0.02303
Feb. 26, 2001                                                   0.01939
March 26, 2001                                                  0.01744
April 26, 2001                                                  0.01872
May 24, 2001                                                    0.01688
June 26, 2001                                                   0.01931
Total                                                          $0.22910

Taxable dividend -- income distribution taxable as dividend income.
Payable date                                                  Per share
Dec. 20, 2000                                                  $0.00019
Total distributions                                            $0.22929

--------------------------------------------------------------------------------
33 AXP INSURED TAX-EXEMPT FUND -- ANNUAL REPORT

Class C
Exempt-interest dividends -- taxable status explained below.
Payable date                                                  Per share
July 24, 2000                                                  $0.01875
Aug. 24, 2000                                                   0.01930
Sept. 21, 2000                                                  0.01744
Oct. 24, 2000                                                   0.02093
Nov. 21, 2000                                                   0.01746
Dec. 20, 2000                                                   0.01870
Jan. 26, 2001                                                   0.02321
Feb. 26, 2001                                                   0.01943
March 26, 2001                                                  0.01786
April 26, 2001                                                  0.01880
May 24, 2001                                                    0.01705
June 26, 2001                                                   0.01940
Total                                                          $0.22833

Taxable dividend -- income distribution taxable as dividend income.
Payable date                                                  Per share
Dec. 20, 2000                                                  $0.00019
Total distributions                                            $0.22852


Class Y
Exempt-interest dividends -- taxable status explained below.
Payable date                                                  Per share
July 24, 2000                                                  $0.02569
Aug. 24, 2000                                                   0.02374
Sept. 21, 2000                                                  0.02133
Oct. 24, 2000                                                   0.02519
Nov. 21, 2000                                                   0.02131
Dec. 20, 2000                                                   0.02266
Jan. 26, 2001                                                   0.02826
Feb. 26, 2001                                                   0.02392
March 26, 2001                                                  0.02153
April 26, 2001                                                  0.02313
May 24, 2001                                                    0.02088
June 26, 2001                                                   0.02400
Total                                                          $0.28164

Taxable dividend -- income distribution taxable as dividend income.
Payable date                                                  Per share
Dec. 20, 2000                                                  $0.00019
Total distributions                                            $0.28183

--------------------------------------------------------------------------------
35 AXP INSURED TAX-EXEMPT FUND -- ANNUAL REPORT

Federal taxation
Exempt-interest dividends are exempt from federal income taxes and should not be included in shareholders' gross income.

Other taxation
Exempt-interest dividends may be subject to state and local taxes. Each shareholder should consult a tax advisor about reporting this income for state and local tax purposes.

Source of income by state
Percentages of income from municipal securities earned by the Fund from various states during the fiscal year ended June 30, 2001 are listed below.


Alabama                                             1.080%
Alaska                                              2.220
Arizona                                             1.680
Arkansas                                            0.070
California                                         11.790
Colorado                                            2.410
Delaware                                            0.290
Florida                                             0.900
Georgia                                             2.370
Hawaii                                              0.730
Illinois                                            6.760
Indiana                                             3.390
Kansas                                              0.550
Louisiana                                           1.170
Maine                                               0.450
Massachusetts                                       4.520
Michigan                                            4.570
Minnesota                                           2.500
Mississippi                                         1.300
Montana                                             2.530
Nevada                                              1.190
New Jersey                                          0.060
New Mexico                                          0.470
New York                                            8.070
North Carolina                                      1.550
North Dakota                                        0.840
Ohio                                                1.070
Oklahoma                                            0.550
Pennsylvania                                        6.320
Rhode Island                                        0.700
South Carolina                                      0.260
Tennessee                                           0.300
Texas                                              16.950
Vermont                                             0.200
Virginia                                            6.020
Washington, DC                                      1.930
Wisconsin                                           0.670
Wyoming                                             1.570


--------------------------------------------------------------------------------
35 AXP INSURED TAX-EXEMPT FUND -- ANNUAL REPORT

AXP Insured Tax-Exempt Fund
70100 AXP Financial Center
Minneapolis, MN 55474

americanexpress.com

Ticker Symbol
Class A: IINSX    Class B: IINBX
Class C: N/A      Class Y: N/A

                                          PRSRT STD AUTO
                                           U.S. POSTAGE
                                               PAID
                                             AMERICAN
                                             EXPRESS

This report must be accompanied or preceded by the Fund's current prospectus. Distributed by American Express Financial Advisors Inc. Member NASD. American Express Company is separate from American Express Financial Advisors Inc. and is not a broker-dealer.

S-6327 W (8/01)